Victory Fund for Income Average Annual Total Returns - Class A Class C Class I Class R Class R6 Class Y [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg 1-5 Year U.S. Government Bond Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	1.29%	1.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.77%	0.66%	1.21%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	0.29%	0.80% [1]
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.46%	1.38%	1.72%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.11%	1.45%
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	(0.98%)	(0.66%)
Class R | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	(0.06%)	0.18%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	1.39%	1.72%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.23%	1.29%	1.63%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.